Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222697
Average Annual Return [Line Items]
Average Annual Return, Percent	22.87%	3.75%
Without Sales Load [Member] | C000222696
Average Annual Return [Line Items]
Average Annual Return, Percent	23.22%	3.93%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%	4.39%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%	4.39%